NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified			9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Stock options granted to nonemployees Minimum	Sep. 30, 2013 Stock options granted to nonemployees Maximum
Stock-based compensation
Period during which related services are rendered			1 year	4 years
Deferred Offering Costs
Deferred offering costs included in other assets	$ 0.1	$ 0